Stock Warrants (Details) (US Department of Treasury Capital Purchase Program [Member])	12 Months Ended
Dec. 31, 2008
US Department of Treasury Capital Purchase Program [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	137,966
Class of Warrant or Right, Termination Period	10 years